Leases (Tables)	6 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets as of September 30, 2024 and March 31, 2024:
	September 30, 2024	March 31, 2024
Operating lease right-of-use lease assets	$4,746,047	$3,979,727

Operating lease liabilities – current	$1,691,518	$1,523,222
Operating lease liabilities – non-current	3,051,290	2,488,823
Total operating lease liabilities	$4,742,808	$4,012,045
The components of finance lease expenses were as follows:
	For the Six Months Ended September 30,
	2024	2023
Finance leases cost:
Amortization of right-of-use assets	$64,410	$163,624
Interest on lease liabilities	33,216	29,141
Total finance leases cost	$97,626	$192,765

Schedule of Lease Terms and Discount Rates for All of Operating Leases	Other supplemental information for all of operating leases as of September 30, 2024 and March 31, 2024 was as follows:
	September 30, 2024	March 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.12	4.25
Weighted average discount rate (1)	5.54%	4.77%
Gains on sales and leaseback transactions (2)	$-	$731,638
(1)	The Company used incremental borrowing rates ranging from 2.03% to 6.68% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 4.55% for its lease contracts in Hong Kong; and incremental borrowing rates of 5.25% and 8.50% for its lease contracts in Canada and the United States, respectively.
(2)	On December 14, 2023, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a third-party buyer (the “Buyer”). Pursuant to the agreement, the Company sold its head office in Japan including the building and land to the Buyer for a total consideration of ¥430.0 million. On February 28, 2024, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same building for its head office for two years from February 28, 2024 to February 27, 2026, with a monthly rental of ¥1.75 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the head office was transferred to the Buyer, and recognized a gain of $731,638 on disposal of the building and land on February 29, 2024.
	September 30, 2024	March 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.40	2.67
Weighted average discount rate	8.07%	8.07%

Schedule of Cash Flow Information Related To Finance Leases	Supplemental cash flow information related to finance leases was as follows:
	For the Six Months Ended September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$33,216	$29,141

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases as of September 30, 2024 and March 31, 2024 was as follows:
	September 30, 2024	March 31, 2024
Finance leases cost:
Software	$524,064	$496,438
Equipment and furniture	1,071,542	1,082,560
Subtotal	1,595,606	1,578,998
Less: accumulated depreciation	(1,537,617)	(1,324,770)
Property and equipment, net	$57,989	$254,228

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2024:
	Operating Leases	Finance Leases
Remainder of 2025	$1,011,286	$83,555
2026	1,710,650	162,900
2027	909,264	105,316
2028	726,696	22,377
2029	437,053	992
Thereafter	590,932	-
Total lease payments	5,385,881	375,140
Less: imputed interest	(643,073)	(36,001)
Present value of lease liabilities	$4,742,808	$339,139